Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2023
SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS
Sector Regulation And Electricity System Operations

4.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS

a)	Regulatory Framework

The Chilean electricity sector is regulated by the General Law of Electricity Services (Ley General de Servicios Eléctricos), contained in Decree Law (DFL) No. 1 of 1982, of the Ministry of Mining, whose restated and coordinated text was established by DFL No. 4 of 2006 of the Ministry of Economy (“Electricity Law”) its subsequent amendments and its corresponding Regulations, contained in Supreme Decree D.S. No. 327 of 1998.

The main authority on Chilean energy matters is the Ministry of Energy, which is responsible for proposing and conducting public policies on energy, strengthening coordination, and facilitating a comprehensive vision of the sector.

Within the Ministry of Energy, the CNE is the regulatory body for the Chilean electricity sector and the SEF, is the oversight entity. The Ministry of Energy also includes the Chilean Commission of Nuclear Energy (CChEN) and the Energy Sustainability Agency.

The CNE is the entity in charge of approving the annual transmission expansion plans, responsible for the indicative plan for the construction of new electricity generation facilities, and proposing regulated tariffs to the Ministry of Energy for approval. Meanwhile, the SEF inspects and oversees compliance with the law, rules, regulations, and technical norms applicable to the generation, transmission, and distribution of electricity, as well as liquid fuels and gas.

Additionally, the legislation considers an Expert Panel, composed of expert professionals whose key job is to decide on any discrepancies produced in terms of the matters established in the Electricity Law and in the application of other laws on energy, through binding rulings.

The Electricity Law establishes a National Electric Coordinator, an independent body governed by public law, in charge of the operation and coordination of the Chilean electricity system whose main objectives are to: i) Preserve the security of the service, ii) Guarantee an economic operation of the interconnected installations of the system and iii) Guarantee open access to all transmission systems. Its main activities include coordinating the Electricity Market, authorizing connections, managing complementary services, implementing public information systems, monitoring competition and the payment chain, among others.

From a physical perspective, the Chilean electricity sector is divided into three main networks: the SEN, and two smaller isolated networks: Aysén and Magallanes.

The Chilean electricity industry can be divided into three business segments: generation, transmission and distribution. The electricity facilities associated with these three segments have the obligation to operate in an interconnected and coordinated manner, with the primary objective of providing electricity to the market at minimal cost and within the service quality and safety standards required by the electricity regulations.

Due to their essential nature, the transmission and distribution activities constitute natural monopolies, therefore their segments are regulated as such by the electricity regulations, requiring free access to the grids and definition of regulated rates.

In the electricity market, two products (Energy and Capacity) are traded, and different services are provided. In particular, the National Electric Coordinator is responsible for making balances, determining the corresponding transfers between generators, and calculating the marginal time-specific cost, the price at which energy transfers are valued. The CNE determines the prices of Power.

Limits to Integration and Concentration

In Chile, there is legislation to defend free competition, which along with the specific regulations applicable to electricity, define the criteria to avoid certain levels of economic concentration and/or abusive market practices.

In principle, companies are allowed to participate in different activities (generation, transmission, distribution, commercialization) as long as there is adequate separation of these, both in accounting and corporate terms. Nevertheless, the transmission sector is where most restrictions are imposed, mainly due to its nature and the need to guarantee proper access to all agents. The Electricity Law establishes limits to the participation of generation or distribution companies in the Domestic Transmission segment and prohibits Domestic Transmission companies to participate in the generation and distribution segment.

Moreover, as of January 1, 2021, Exempt Resolution No. 176 of the CNE determined the scope of the exclusive line of business and separate regulatory accounting obligations, for the provision of public electric distribution services in accordance with Law No. 21,194.

a.1 Generation Segment

Electricity generation companies must operate under the operation plan designed by the National Electric Coordinator. However, each company can freely decide whether to sell its energy and capacity to regulated or unregulated customers. Any surplus or deficit between sales to customers and production is sold to other generators at the spot market price. A generation company may have the following types of customers:

•	Unregulated Customers: users with a connected capacity of more than 5,000 kW (mainly industrial and mining companies), or customers with connected capacity between 500 and 5,000 kW that choose to be an unregulated customer but must remain in the selected category for at least four years. These consumers can freely negotiate their electricity supply prices with suppliers.
•	Distribution Companies: those that deliver supply to their regulated customers. Distribution companies buy energy from generation companies through a public bid process regulated by the CNE.
•	Other Generation Companies: The relationship between generation companies may come about through bilateral contracts or transfers in the short-term or Spot Market. The latter correspond to energy and capacity transactions among generation companies coordinated by the National Electric Coordinator to achieve the cost-effective operation of the system; any surplus (deficit) in production with respect to their commercial commitments are transferred through sales (purchases) to other generators within the system, and energy is valued at marginal cost and capacity at the corresponding regulated price established twice a year by the authority.

In Chile, the capacity to be paid to each generator depends on a calculation performed centrally by the National Electric Coordinator each year, based on current regulations, in order to obtain the sufficiency capacity for each plant. This value depends primarily on the availability of the facilities themselves and the technology-specific generation resource.

Law No. 20,257, dated April 2008, encourages the use of Non-Conventional, Renewable Energies (NCRE). The current version of this law states that by 2025, 20% of the electricity matrix will be covered by NCREs, adhering to the withdrawal schedule established in the previous law for contracts in force as of July 2013.

a.2 Transmission Segment

Transmission segment is divided into five segments: Domestic Transmission, Transmission for Development Poles, Zonal Transmission, Dedicated Transmission and International Interconnection Systems. Dedicated Transmission and International Interconnection Systems. The transmission facilities are subject to an open access regime, and may be used by any interested user under non-discriminatory conditions. The remuneration of the existing facilities of the National, Zonal, Development Poles Transmission segments and the dedicated transmission facilities used by users subject to price regulation is determined through a tariff-setting process conducted every four years. This process determines the Annual Value of Transmission, composed of efficient operating and maintenance costs and the annual value of investment, determined according to a discount rate (7% minimum and 10% maximum, after taxes) set by the authority and the economic useful lives of the facilities.

The planning of the National, Zonal and Development Pole Transmission systems relates to a regulated and centralized process, for which both the National Electrical Coordinator and the interested parties annually propose expansion works. The CNE is in charge of annually preparing an expansion plan through Technical Reports, which can be observed and disagreed with before the Expert Panel.

a.3 Distribution Segment

The distribution system corresponds to electric facilities aimed at supplying electricity to final customers, at a maximum voltage of 23 kV.

Distribution companies operate under a public service concessions system and are required to provide service to all customers and supply electricity to all customers subject to regulated rates (customers with connected capacity less than 5,000 kW, with the exception of customers between 500 and 5,000 kW who may opt for the free rate). Note that free-rate customers may negotiate their supply with any supplier, and must pay a regulated toll for using the distribution network.

Regarding the supply for users subject to price regulation, the law establishes that distribution companies must provide an ongoing energy supply, based on open, non-discriminatory and transparent public bids. These bid processes are designed by the CNE and performed at least 5 years ahead of time, with a supply contract agreement of up to 20 years. In the case of unforeseen variations in demand, the authority has the power to carry out a short-term bid. There is also a regulated procedure to remunerate potential supply not under contract.

The fee-setting in this segment is performed every four years based on a cost study to determine the Value Added from Distribution (“VAD”). The VAD is determined according to an efficient model company scheme and the concept of typical area.

To determine the VAD, the CNE classifies companies with similar distribution costs into groups known as “typical areas.” For each typical area, the CNE engages independent consultants to carry out a study to determine the costs associated with an “efficient model company”, considering fixed costs, average energy and capacity losses, standard investment, maintenance, and operating costs related to distribution, including some restrictions faced by real distribution companies. The annual costs of investment are calculated considering the New Replacement Value (NRV) of the facilities adapted to demand, their useful life, and a rate of renewal, calculated every four years by the CNE, will be a yearly after-tax rate of between 6% and 8%.

Subsequently, the after-tax rate of return for each distribution company must be between three percentage points below and two percentage points above the rate calculated by the CNE.

Additionally, and along with the calculation of the VAD, every four years the CNE reviews the related services not consisting of energy supply which the Free Competition Tribunal (“TDLC” in its Spanish acronym) qualifies as subject to rate regulation.

b)	Regulatory matters

2019 – 2023 Laws

(i)	Law No. 21,185 – Creates a Transitional Mechanism for Stabilizing Customers´ Electricity Prices under the Regulated Price System

On November 2, 2019, the Ministry of Energy published Law No. 21,185, which established a transitional mechanism for stabilizing customers’ electricity prices under the regulated price system. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) to be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym). Between January 1, 2021 and until the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes referred to in article 158 of the Electricity Law, but may not be higher than the adjusted PEC according to the Consumer Price Index beginning on January 1, 2021, based on the same date (adjusted PEC). The billing differences due to the application of this mechanism lead to an account receivable in favor of the generators with a limit of US$1,350 million. The balance must be recovered by December 31, 2027. The technical provisions of this mechanism are established in the CNE’s Exempt Resolution No. 72/2020 and its amendments. It should be noted that the fund limit was reached in January 2022.

(ii)	Law No. 21,194 - Reduces the Profitability of Distribution Companies and Modifies the Electricity Distribution rate process

On December 21, 2019, the Chilean Ministry of Energy issued Law No. 21,194, (the “Distribution Short Law”) that reduces distribution companies’ rate of return and improves the electricity tariff setting process. The Distribution Short Law eliminates prior methodology that involved weighing the results of the VAD study performed by the CNE (two-thirds) and VAD study performed by distribution companies, (one-third), and replaces it by using only the CNE’s VAD study. The discount rate in the calculation of the annual investment cost was also modified. The previous 10% real annual pre-tax discount rate was replaced by a 6-8% real annual after-tax discount rate to be calculated every four years. The after-tax economic rate of return of distribution companies may not be more than 2 percentage points higher or 3 percentage points lower than the rate determined by the CNE. Additionally, distribution companies must have an exclusive line of business as of January 2021.

(iii)	Law No. 21,249 – Exceptional provision of the measures indicated for end users of water and sanitation, electricity, and gas services.

On August 8, 2020, Law No. 21,249 the Law on Utility Services (Ley de Servicios Básicos), was passed, this law considers extraordinary measures to support the most vulnerable customers. These measures include the suspension of the electricity supply disconnection due to default and the possibility of signing agreements to pay off electricity debt in installments, in both cases, for a group of vulnerable customers.

On December 29, 2020, Law No. 21,301 was ratified and extended the terms defined in Law No. 21,249, establishing a benefit duration of 270 days following ratification of this new Law, as opposed to the initial 90 days. Likewise, the number of installments was modified to a maximum of 36, instead of the previously defined maximum of 12 installments.

On May 13, 2021, Law No. 21,340 was passed to extend the effects of Law No. 21,249 to December 31, 2021. Additionally, the number of installments was modified to a maximum of 48, instead of the previously defined maximum of 36 installments.

(iv)	Law No. 21,305 – Energy Efficiency

On February 13, 2021, the Energy Efficiency Law was published, aimed at developing the First National Energy Efficiency Plan, which will be renewed every five years, with a goal of reducing energy intensity by at least 10% by 2030 compared to 2019. Additionally, this plan must include a target for consumers with energy management capacity to reduce their energy intensity by at least 4% on average during its effective term.

The Energy Efficiency Law also includes other matters such as those related to the construction of housing, public buildings, commercial buildings, and office buildings, which must have an energy rating in order to obtain final or definitive approval by the respective Municipal Works Office.

On September 13, 2022, the Ministry of Energy published Decree No. 28 corresponding to the Regulations on Energy Management of consumers with energy management capacity and of public entities, as referred to by articles 2 and 5 of the Energy Efficiency Law.

On April 25, 2023, the National Energy Efficiency Plan was enacted, which provides a strategic framework for its development. This plan was created based on article 1 of the Energy Efficiency Law, which indicates that, every five years, the Ministry of Energy must prepare a National Energy Efficiency Plan that includes the following matters, as a minimum: residential energy efficiency; minimum standards and device labels; energy efficiency in construction and transport; energy efficiency and smart cities; energy efficiency in production sectors; and education and training on energy efficiency. Moreover, short-, medium-, and long-term goals must be established, as well as the necessary plans, programs, and actions to achieve these goals.

The National Energy Efficiency Plan also establishes that the Ministry of Energy will regulate the interoperability of the electric vehicle charging system. On May 17, 2023, under Supreme Decree No. 12, the regulations establishing the interoperability of electric vehicle charging systems were enacted.

(v)	Law No. 21,423 – Regulates the proration and payment of water and electricity service debts incurred during the Covid-19 pandemic and establishes subsidies for vulnerable customers

On February 11, 2022, the law was published to regulate the proration and payment of water and electricity service debts incurred during the Covid-19 pandemic and establish subsidies for vulnerable customers so that these can address electricity debts generated between March 18, 2020, and December 31, 2021, on past-due bills.

The law establishes that the debts of customers with an average consumption of less than 250 kWh per month during 2021 will be automatically divided into 48 monthly installments. These installments may not exceed 15% of the average monthly bill. These customers will receive a subsidy from the Chilean government equivalent to this same value (15% of the average monthly bill). Therefore, in practice, users will only have to pay their monthly electricity consumption and stay up-to-date with payments.

In the case of customers with an average monthly consumption of over 250 kWh per month during 2021, the term was extended until June 30, 2022, for them to approach their electricity distribution companies to prorate the total debt in up to 48 installments, with no fines or interest.

On June 23, 2022, the Ministry of Energy published the procedure for the payment of subsidies established in Law No. 21,423, which regulates the proration and payment of water and electricity services generated during COVID-19 and establishes subsidies for vulnerable customers.

On September 30, 2022, the SEF issued Circular No. 140129 to modify the instructions provided by SEF Circular No. 119977, regarding the termination of the customer subsidy benefit. Among these amendments is the reincorporation of the customer subsidy benefit once the customer has paid off its debt with the respective concessionaire company.

(vi)	Law No. 21,455 – Framework for Climate Change

On May 30, 2022, the Ministry of Energy published Law No. 21,455 Framework for Climate Change, which establishes the country's carbon neutrality by 2050 at the latest, and creates the Long-Term Climate Strategy, an instrument recognized in the Paris Agreement, and which will define the national greenhouse gas emissions budget by 2030 and 2050, and sectoral greenhouse gas emissions budget by 2030.

(vii)	Law No. 21,472 - Creates a price stabilization fund and establishes a new temporary electricity price stabilization mechanism for customers subject to price regulation.

On August 2, 2022, the Ministry of Energy published Law No. 21,472, which creates a tariff stabilization fund and establishes a new mechanism for transitory stabilization of electricity prices for customers subject to price regulation. Through this law, a Transitory Customer Protection Mechanism (CPM) is established to stabilize energy prices for the National Electric System and medium-sized systems complementary to those established in Law No. 21,185, for customers subject to price regulation provided by concessionaire companies of public distribution services regulated by the General Electricity Services Law. The objective of the CPM is to pay the differences that arise between the billing of distribution companies to end customers for the energy and power component, and the amount payable for the electric supply to generation companies. The resources accounted for in the operation of the CPM shall not exceed US$ 1.8 billion, and its validity shall extend until the balances originated by the application of this law are extinguished. As of 2023, the CNE will make a semiannually projection of the total payment of the Remaining Final Balance for a date no later than December 31, 2032. On March 14, 2023, Resolution No. 86 was published, and on August 9, 2023, Exempt Resolution No. 334 was published, establishing, among other matters, certain provisions, procedures, deadlines, and conditions for the proper implementation of the CPM Law.

Because of the application of the price stabilization mechanism established under the CPM Law and the Exempt Resolutions, the General Treasury, as delegated by the Ministry of Finance and on behalf of the FET, will issue transferable credit titles payable to the order (the “Payment Documents”), which will allow their holder to collect the restitution of certain amounts owed as a result of the application of the CPM Law and such energy price stabilization mechanism, and the interest recognized in the aforementioned Payment Documents, on the dates established therein.

(viii)Law No. 21,505 – To Promote Energy Storage and Electromobility.

On November 21, 2022, Law No. 21,505 es was passed to promote the storage of electricity, which includes the remuneration of energy, sufficient power, and complementary services to energy storage systems, as well as electromobility, through a temporary reduction in the annual license and registration for electric vehicles. New business models for electromobility will be allowed, along with the possibility of using electric vehicle batteries to provide services to the grid. Additionally, it incorporates the concept of a generation and consumption infrastructure project, enabling renewable projects with storage to withdraw energy from the electrical system and also inject surplus energy.

(ix)	CNE Exempt Resolution No. 176 /2020 - Exclusive Business Activity

On June 9, 2020, CNE Resolution No. 176 was published in the Official Gazette, determining the scope of the obligation of Exclusive Business Activity and Separate Accounting for the provision of public electricity distribution service in accordance with Law No. 21,194.

According to this Resolution and its modifications, the distribution companies acting as public service concessions companies and operating in the National Electricity System must be constituted exclusively as distribution companies and may only perform economic activities aimed at providing public distribution services, in accordance with the requirements established by Law and current regulations. The requirements contained in said Resolution shall be applied starting January 1, 2021. Notwithstanding the above, those operations that by nature cannot be performed prior to this date must be reported and justified to the CNE, including a planning schedule and the compliance periods for the respective requirements, which under no circumstances may extend beyond January 1, 2022.

(x)	Electricity Portability Bill

On September 9, 2020, a bill was submitted to the Chilean Chamber of Deputies that would modify the Electricity Law in order to establish the right to electricity portability and to introduce the role of energy trader. This would uncouple all services that may be offered to the distribution company’s final customers, so that the distribution company would be dedicated exclusively to the operation of its grids. It considers a transition period to be defined in future decrees, so that regulated consumers in certain areas may gradually obtain the freedom to choose their energy trader. The main point of discussion of this bill is related to the gradual market liberalization and could affect existing regulated contracts. Currently, the bill is at the discussion stage.

(xi)	Non-Conventional Renewable Energies Bill

On November 23, 2021, a bill was submitted to the Chilean Chamber of Deputies to establish the participation of renewable energies in the Chilean energy matrix through fostering small-scale distributed generation, especially in net billing projects, the creation of a renewable energy traceability system and an increased share of NCREs in the National Electric System. This bill establishes an annual production goal of 60% renewable energy by 2030, for contracts signed after January 1, 2023; and 40% per hour block for contracts signed after July 1, 2023. The bill is currently still in the discussion stage.

(xii)	Green Hydrogen Bill

On November 23, 2021, a bill was submitted to the Chilean Chamber of Deputies to establish the production and use of green hydrogen in the country, establishing hydrogen blends in natural gas networks and allowing Empresa Nacional del Petróleo (ENAP) to participate in its development. It proposes that gas line distribution concessions companies be required to use green hydrogen in their gas lines, which would generate local demand for green hydrogen, while also using the existing gas infrastructure and industry experience. Moreover, the project will allow for the use of other gases, such as biomethane or synthetic methane, to meet this share within natural gas blends.

(xiii)“Energy Transition” Bill

On July 10, 2023, the Ministry of Energy submitted to the Senate a bill that establishes transmission as an enabling factor for energy transition, reallocates extraordinary tariff revenues to supply companies with negative balances, and promotes storage through a large-scale tender. The bill is currently still in the discussion stage.

Issued Regulations, Decrees, and Technical Standards

Regulation for small-scale means of generation: On October 8, 2020, the Ministry of Energy published Decree No. 88 corresponding to the Regulation for small-scale means of generation, which was amended on March 16, 2022, by Decree No. 27.

Amendment to the Regulations of the General Law of Electric Services: On June 14, 2021, the Ministry of Energy published Decree No. 68, which amends the Regulations of the General Electric Services Law approved by Decree No. 327/1997, regarding electric concessions.

Amendment to the LNG Technical Standard: On October 13, 2021, the CNE, through Resolution No. 411, approved modifications to the Technical Standard for the scheduling of the operation of units using regasified natural gas.

Interoperability of electric vehicle charging system regulations: On May 17, 2023, the Chilean Ministry of Energy issued Decree No. 12 associated with the Interoperability of electric vehicle charging system regulations. The regulations aim at establishing the applicable provisions, the information and operating requirements that enable its implementation and operation, the demands for providing charging services, and other necessary matters.

Projects for the reduction of pollutant emissions to offset emissions subject to tax regulations: On September 29, 2023, the Chilean Ministry of the Environment published Decree No. 4 with the reduction of pollutant emissions to offset emissions subject to tax regulations. Its objective is to establish the requirements, obligations, procedures, and records related to emission-reduction projects, as well as the certificates to offset emissions of pollutants subject to tax.

Amendment to the Sufficiency Capacity Regulations: On November 29, 2023, the Ministry of Energy submitted Decree No. 70 to the General Comptroller of the Republic, which introduces amendments to the current Capacity Transfer Regulations. This Decree has not become effective.

Reduction of the capacity limit to qualify as an unregulated customer: On December 13, 2023, the Ministry of Energy requested a ruling from the TDLC regarding the reduction of the capacity limit to qualify as an unregulated customer to 300 kilowatts. Note that the law establishes that the capacity limit to qualify as an unregulated customer may be reduced by the Ministry of Energy, subject to a report by the TDLC. Currently, this amendment has not become effective.

c)	Tariff Revisions and Supply Processes

In the electricity market there is a continuous revision of tariffs and supply processes that affect those volumes that were realized in previous periods on the dates of publication of these revisions. Set forth below is a description of the rules that are currently applicable to the Group.

c.1 Distribution Price-Setting 2016-2020

The final customer rates that have governed during 2021 are determined according to the following decrees and resolutions:

i)	Price Decrees

Decree No.	Date	Matter	Effective from
11T/2016	08-24-2017	Establishes the rate formulas applicable to electricity supply subject to regulated prices.	11-04-2016
2T/2018	10-05-2019	Establishes the rate formulas applicable to electricity supply subject to regulated prices.	11-01-2016 to 11-31-2020
5T/2018	09-28-2018	Establishes the rate formulas applicable to electricity supply subject to regulated prices.	09-28-2018
Ordinary Off. Comm. SEF No.15699/2019	07-26-2019	Instructs the action plan for the adjustment informed in CNE Ordinary Official Letter No. 490/2019, with respect to the Ministry of Energy Decree No. 5T/2018.	09-28-2018 to 11-03-2020

a)	Average Prices in the National Electric System

Decree No.	Date	Matter	Effective from
20T/2018	05-06-2019	Establishes prices and surcharges for application of the Residential Tariff Equity Mechanism.	01-01-2019
7T/2019	10-05-2019	Establishes prices and surcharges for application of the Residential Tariff Equity Mechanism.	07-01-2019
Ley No.21,185	11-02-2019

Creates a transitory mechanism to stabilize electricity prices for customers subject to rate regulation. Article 5 of this Law repeals Decree 7T/2019, and extends the effective term of Decree No. 20T/2018.

Publication of the corresponding node price decree.
6T/2020	11-02-2020	Establishes prices and adjustment factor for application of Law No. 21,185. It had no effect on the final regulated customer rate.	01-01-2020
16T/2020	03-02-2021	Establishes prices and adjustment factor for application of Law No. 21,185. It had no effect on the final regulated customer rate.	07-01-2020
19T/2020	05-20-2021	Establishes prices and adjustment factor for application of Law No. 21,185. It had no effect on the final regulated customer rate.	01-01-2021
8T/2021	07-12-2021	Establishes prices and adjustment factor for application of Law No. 21,185.	07-01-2021
9T/2022	06-17-2022	Establishes prices and adjustment factor for application of Law No. 21,185.	01-01-2022
475	06-28-2022

Exempt Resolution of the CNE that approves the Definitive Technical Report for setting the Average Node Prices of the National Electric System and the adjustment factor (Repealed by the following 586).

N/A
836	11-16-2022	Establishes prices and adjustment factor for application of Law No. 21,185.	07-01-2022
886	12-12-2022	Establishes prices and adjustment factor for application of Law No. 21,185.	01-11-2022
16T/2023	04-12-2023	Establishes prices considering the Price Stabilization Mechanism of Law No. 21,472	07-01-2022

b)	Short term Node Prices for electricity supply.

Decree No.	Date	Matter	Effective from
12T/2020	12-03-2020	Establishes the regulated prices for electricity supply.	10-01-2020
3T/2021	03-22-2021	Establishes the regulated prices for electricity supply.	04-01-2021
9T/2021	02-26-2022	Establishes the regulated prices for electricity supply.	10-01-2021
3T/2022	07-07-2022	Establishes the regulated prices for electricity supply.	04-01-2022
11T/2022	11-09-2022	Establishes the regulated prices for electricity supply.	10-01-2022
1T/2023	07-27-2023	Establishes the regulated prices for electricity supply.	04-01-2023

c)	Stabilized Price for small scale means of generation

Decree No.	Date	Matter	Effective from
5T/2021	02-22-2022	Establishes stabilized prices.	02-22-2022
14T/2021	02-26-2022	Establishes stabilized prices.	02-26-2022
8T/2022	10-13-2022	Establishes stabilized prices.	10-13-2022
14T/2022	04-15-2023	Establishes stabilized prices.	04-15-2023
2T/2023	08-10-2023	Establishes stabilized prices.	08-10-2023

ii)	Exempt Resolution, which establishes charges for the use of transmission systems applied to free and regulated final consumers.

Decree No.	Date	Matter	Effective from
495	12-29-2020	Establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services	01-01-2021
192	06-17-2021	Establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services	07-01-2021
551	12-15-2021	Establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services	01-10-2022
442	06-20-2022	Establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services	07-01-2022
898	12-21-2022	Establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services	01-01-2023
257	06-16-2023	Establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services	07-01-2023
624	12-21-2023	Establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services	01-01-2024

iii)	On June 21, 2019, the CNE issued Exempt Resolution No. 379, which communicates the value of the indexes contained in the rate formulas applicable to supplies subject to price-setting, effective beginning on July 1, 2019, and establishes the cut-off and restitution factor applicable for the period between July 1, 2019, and December 31, 2019.
iv)	Exempt Resolution of the CNE that establishes and communicates the Public Service Charge.

Decree No.	Date	Matter	Effective from
434	11-18-2020	Establishes and communicates the Public Service Charge.	12-01-2020
486	11-18-2021	Establishes and communicates the Public Service Charge.	12-01-2021
841	11-18-2022	Establishes and communicates the Public Service Charge.	12-01-2022
565	11-20-2023	Establishes and communicates the Public Service Charge.	12-01-2023

c.2 Distribution Price Setting 2020-2024

Considering the tariff process for the 2020-2024 period is still in progress, the fees that are being applied currently correspond to those established in the 2016 - 2020 tariff process.

c.3 Price Setting for Distribution-Related Services

On July 24, 2018, the Ministry of Energy published Decree No. 13T/2018 in the Official Gazette, which establishes the prices of services other than energy supply related to electricity distribution. These prices were effective from the date of publication of such decree and are still in force to date.

According to legislation, a new price-setting process for services other than energy supply related to electricity distribution shall be performed at the same time as the Distribution Price Setting for 2020-2024, which to date has not been issued, as described in Note 4.c.2.

c.4 Distribution Price-Setting for 2024 – 2028

Currently, this process is under development.

c.5 Supply Bids (Regulated Power Purchase Agreements, - Regulated PPAs)

Under the new bids law, five processes have been performed: Supply Bid 2015/01, Supply Bid 2015/02, Supply Bid 2017/01, Supply Bid 2021/01, and Supply Bid 2022/01. Supply Bid 2022/01 considers the supply period between 2027 and 2041 and a volume of 5,250 GWh/year. The process ended on August 8, 2022, with the awarding of only 15% of the energy requested at an average price of US$37.88 per MWh. Enel Generación was not awarded any supply blocks in the Supply Bid bidding process. The energy that was not awarded in 2022 must be included in a future bidding process conducted by the authority. On March 28, 2023, through Exempt Resolution No. 121, the CNE requested the registration with the registry of institutions and interested users to make technical observations to the preliminary report of supply tenders for customers subject to price regulation, in accordance with Article 131 ter of the General Law of Electric Services. On October 13, 2023, the CNE issued Exempt Resolution No. 490, approving the final bases for a national and international public tender for the supply of energy and power to meet the consumption needs of customers subject to price regulation, bidding for the 2023/01 supply. The process involves a bid process for a total of 3,600 GWh, divided into 2 supply blocks of 1,500 GWh and 2,100 GWh each, intended to cover consumption for 2027 and 2028. The tender includes an incentive for storage projects with a term of more than 4 hours or for generation projects with non-variable renewable energies. They will receive a discount of 0.15 US$/MWh for each GWh of energy generated by such means in the related Time Block A or C (non-solar).